Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Inventories

	2026	2025	Definitions
	US$M	US$M
Raw materials and consumables	3,041	2,677	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	3,722	3,186	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	1,618	1,115	Commodities ready-for-sale and not requiring further processing by the Group.
Total[1]	8,381	6,978
Comprising:			Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date or within the operating cycle of the business.
Current	6,591	5,538
Non-current	1,790	1,440

1.
Inventory write-downs of US$75 million were recognised during the year (2025: US$243 million; 2024: US$69 million). FY2025 included US$133 million associated with the transition of WAN operations into temporary suspension (2024: US$ nil). Inventory write-downs of US$13 million made in previous periods were reversed during the year (2025: US$18 million; 2024: US$19 million).